CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Net of issuance costs	$ 140,000	$ 387,500	$ 387,500